Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Schedule of operating segment results

	Year Ended
	December 31,
	2016	2015	2014

Net Revenue
Healthcare	$552,041	$467,044	$359,842
Global Retail and Other	73,121	74,299	81,530
Consolidated net revenue	$625,162	$541,343	$441,372
Operating Income
Healthcare	$123,917	$84,240	$23,713
Global Retail and Other	10,036	12,284	6,484
Consolidated operating income	$133,953	$96,524	$30,197

Schedule of operating segment net revenue by product type

	Year Ended December 31,
	2016	%	2015	%	2014	%

Healthcare
Retrospective claims accuracy	$310,496	49.7	$251,288	46.4	$240,544	54.5
Prospective claims accuracy	229,491	36.7	201,899	37.3	108,828	24.7
Transaction services	12,054	1.9	13,857	2.6	10,470	2.4
Total Healthcare	552,041	88.3	467,044	86.3	359,842	81.6
Global Retail and Other
Retrospective claims accuracy	70,656	11.3	72,060	13.3	80,075	18.1
Other	2,465	0.4	2,239	0.4	1,455	0.3
Total Global Retail and Other	73,121	11.7	74,299	13.7	81,530	18.4
Consolidated net revenue	$625,162	100.0	$541,343	100.0	$441,372	100.0